Note 5 - Loans Receivable, Net - Loans Originated by State (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Loans receivable		$ 594,798	$ 560,794
Residential Portfolio Segment [Member]
Loans receivable		$ 107,005	$ 103,255
Percent of Total		100.00%	100.00%
Residential Portfolio Segment [Member] | IOWA
Loans receivable		$ 3,605	$ 4,470
Percent of Total		3.40%	4.30%
Residential Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 90,345	$ 87,135
Percent of Total		84.40%	84.40%
Residential Portfolio Segment [Member] | Missouri [Member]
Loans receivable		$ 1,841	$ 1,206
Percent of Total		1.70%	1.20%
Residential Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 9,894	$ 8,779
Percent of Total		9.30%	8.50%
Residential Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 1,320	$ 1,665
Percent of Total	[1]	1.20%	1.60%

[1]	Amounts under one million dollars in both years are included in "Other states".